Prepayments and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of prepayments and other current assets, net

	As of December 31,
	2021	2022
	RMB	RMB	US$
Other receivables from advertisers	397,700	857,135	124,273
Advances to suppliers	108,263	137,419	19,924
Prepaid expenses	29,592	25,506	3,698
Inventories (i)	15,415	16,695	2,421
Receivable from third-party payment platform	16,785	51,014	7,396
Convertible loans	8,240	10,093	1,463
Others	104,324	72,371	10,493
Impairment of prepayments and inventory	(98,005)	(102,145)	(14,810)
Allowance for credit losses	(102,985)	(99,943)	(14,490)
Total	479,329	968,145	140,368

(i)
Inventory consists of finished goods, as of December 31, 2021 and 2022, inventories net of impairment reserve were RMB265 and RMB4,283(US$621). For the years ended December 31, 2020, 2021 and 2022, the group recorded impairment reserve of RMB23,694, RMB7,618 and nil, respectively.

Schedule of movement in the allowance for credit losses

The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2021	2022
	RMB	RMB	USD
Balance as of January 1	171,619	102,985	14,931
Amounts charged to expenses	(696)	19,266	2,793
Amounts written off	(66,658)	(27,623)	(4,005)
Disposal of a subsidiary	(1)	—	—
Foreign Exchange effect	(1,279)	5,315	771
Balance as of December 31	102,985	99,943	14,490